Anfield Universal Fixed Income ETF
Schedule of Investments
August 31, 2026 (Unaudited)

CORPORATE BONDS - 60.1%	Par	Value
Automobiles - 10.1%
Ford Motor Credit Co. LLC
4.95%, 05/28/2027	$ 300,000	$ 300,187
4.13%, 08/17/2027	812,000	807,304
5.80%, 03/08/2029	225,000	226,820
4.85%, 11/20/2029	500,000	488,892
5.50%, 02/20/2030	1,415,000	1,399,192
4.00%, 11/13/2030	1,050,000	982,668
5.42%, 04/09/2031	1,100,000	1,085,107
3.63%, 06/17/2031	500,000	453,893
6.13%, 03/08/2034	2,630,000	2,616,523
6.20%, 06/20/2034	700,000	688,905
General Motors Financial Co., Inc.
6.50% to 09/30/2028 then 3 mo. LIBOR USD + 3.44%, Perpetual (a)	1,016,000	1,020,299
5.70% to 09/30/2030 then 5 yr. CMT Rate + 5.00%, Perpetual	5,447,000	5,429,285
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/2026 (b)	2,012,000	2,010,029
5.30%, 09/13/2027 (b)	837,000	833,231
2.75%, 03/09/2028 (b)	1,205,000	1,152,499
2.45%, 09/15/2028 (b)	960,000	897,250
5.55%, 09/13/2029 (b)	3,175,000	3,101,721
6.13%, 09/30/2030 (b)	6,200,000	6,099,215
Volkswagen Group of America Finance LLC
5.65%, 09/12/2028 (b)	500,000	506,049
4.75%, 11/13/2028 (b)	500,000	496,618
		30,595,687

Banks - 19.1%
Banco Bilbao Vizcaya Argentaria SA
6.13% to 11/16/2027 then 5 yr. Swap Rate USD + 3.87%, Perpetual	100,000	100,196
9.38% to 09/19/2029 then 5 yr. CMT Rate + 5.10%, Perpetual	600,000	650,234
Banco Santander SA, 9.63% to 11/21/2033 then 5 yr. CMT Rate + 5.30%, Perpetual	2,000,000	2,329,524
Bank of America Corp., 4.38% to 01/27/2027 then 5 yr. CMT Rate + 2.76%, Perpetual	2,739,000	2,727,590
Bank of Nova Scotia
3.63% to 10/27/2026 then 5 yr. CMT Rate + 2.61%, 10/27/2081	3,820,000	3,795,074
8.00% to 01/27/2029 then 5 yr. CMT Rate + 4.02%, 01/27/2084	775,000	816,656
Barclays PLC, 8.00% to 09/15/2029 then 5 yr. CMT Rate + 5.43%, Perpetual	1,000,000	1,047,900
BNP Paribas SA
4.63% to 01/12/2027 then 5 yr. CMT Rate + 3.20%, Perpetual (b)	3,820,000	3,807,215
7.75% to 08/16/2029 then 5 yr. CMT Rate + 4.90%, Perpetual (b)	3,325,000	3,477,893
7.75% to 08/16/2029 then 5 yr. CMT Rate + 4.90%, Perpetual	2,000,000	2,091,966
4.50% to 02/25/2030 then 5 yr. CMT Rate + 2.94%, Perpetual (b)	1,800,000	1,675,894
Citigroup, Inc.
7.63% to 11/15/2028 then 5 yr. CMT Rate + 3.21%, Perpetual	840,000	879,300
6.50% to 05/15/2031 then 5 yr. CMT Rate + 2.75%, Perpetual	6,000,000	6,033,618
Citizens Financial Group, Inc., 4.00% to 10/06/2026 then 5 yr. CMT Rate + 3.22%, Perpetual	1,326,000	1,322,344
Credit Agricole SA
4.75% to 09/23/2029 then 5 yr. CMT Rate + 3.24%, Perpetual (b)	3,275,000	3,171,255
4.75% to 09/23/2029 then 5 yr. CMT Rate + 3.24%, Perpetual	1,750,000	1,694,564
First Citizens BancShares, Inc.
7.90% (3 mo. Term SOFR + 4.23%), Perpetual	2,750,000	2,762,197
7.00% to 12/15/2030 then 5 yr. CMT Rate + 3.30%, Perpetual	2,500,000	2,533,802
JPMorgan Chase & Co.
6.10% to 07/01/2031 then 5 yr. CMT Rate + 2.08%, Perpetual	1,000,000	1,003,922

5.05% (1.5 x 7.00% - SOFR), 02/15/2039	523,000	442,325
KeyCorp, 5.00% to 09/15/2026 then 3 mo. Term SOFR + 3.87%, Perpetual	1,270,000	1,270,598
M&T Bank Corp., 3.50% to 09/01/2031 then 5 yr. CMT Rate + 2.68%, Perpetual	2,047,000	2,058,826
PNC Financial Services Group, Inc., 3.40% to 09/15/2031 then 5 yr. CMT Rate + 2.60%, Perpetual	1,365,000	1,368,577
Royal Bank of Canada, 5.72% (1.5 x 7.45% - SOFR), 02/28/2039	478,000	467,484
Societe Generale SA
9.38% to 05/22/2028 then 5 yr. CMT Rate + 5.39%, Perpetual	200,000	208,791
2.80% to 01/19/2027 then 1 yr. CMT Rate + 1.30%, 01/19/2028 (b)	250,000	248,140
5.38% to 11/18/2030 then 5 yr. CMT Rate + 4.51%, Perpetual	2,500,000	2,376,089
5.38% to 11/18/2030 then 5 yr. CMT Rate + 4.51%, Perpetual (b)	1,000,000	950,436
Toronto-Dominion Bank, 7.25% to 07/31/2029 then 5 yr. CMT Rate + 2.98%, 07/31/2084	475,000	488,414
US Bancorp
3.70% to 01/15/2027 then 5 yr. CMT Rate + 2.54%, Perpetual	600,000	595,603
5.30% to 04/15/2027 then 3 mo. Term SOFR + 3.18%, Perpetual	2,295,000	2,292,546
Wells Fargo & Co., 6.55% to 09/15/2031 then 5 yr. CMT Rate + 2.17%, Perpetual	3,000,000	3,001,399
		57,690,372

Capital Markets - 6.3%
Ares Capital Corp.
5.55%, 01/15/2030	250,000	247,591
5.50%, 09/01/2030	3,050,000	2,998,581
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/2030	3,107,000	3,022,116
Bank of New York Mellon Corp.
3.75% (5 yr. CMT Rate + 2.63%), Perpetual	275,000	274,529
6.30% to 03/20/2030 then 5 yr. CMT Rate + 2.30%, Perpetual	860,000	879,181
Blackstone Secured Lending Fund, 5.30%, 06/30/2030	2,200,000	2,135,782
Charles Schwab Corp.
5.00% to 12/01/2027 then 3 mo. LIBOR USD + 2.58%, Perpetual (a)	604,000	597,829
4.00% to 12/01/2030 then 10 yr. CMT Rate + 3.08%, Perpetual	2,350,000	2,189,224
Deutsche Bank AG, 8.13% to 04/30/2030 then 5 yr. Mid Swap Rate USD + 4.36%, Perpetual	3,000,000	3,151,529
FS KKR Capital Corp.
2.63%, 01/15/2027	275,000	271,806
3.25%, 07/15/2027	625,000	609,766
3.13%, 10/12/2028	722,000	683,978
Goldman Sachs Group, Inc., 6.50% to 08/10/2031 then 5 yr. CMT Rate + 2.18%, Perpetual	2,000,000	1,991,878
		19,053,790

Consumer Finance - 5.0%
Ally Financial, Inc.
4.70% to 05/15/2028 then 7 yr. CMT Rate + 3.48%, Perpetual	4,489,000	4,356,988
6.00%, 07/15/2029	250,000	251,419
7.10% to 08/15/2031 then 5 yr. CMT Rate + 3.15%, Perpetual	1,085,000	1,097,999
American Express Co.
3.55% to 09/15/2026 then 5 yr. CMT Rate + 2.85%, Perpetual	993,000	992,383
6.45% to 09/15/2031 then 5 yr. CMT Rate + 2.12%, Perpetual	2,000,000	2,016,239
Capital One Financial Corp.
3.95% to 09/01/2026 then 5 yr. CMT Rate + 3.16%, Perpetual	848,000	848,000
5.50% to 10/30/2027 then 3 mo. Term SOFR + 3.34%, Perpetual	5,107,000	5,091,590
OneMain Finance Corp.
3.50%, 01/15/2027	310,000	308,318
5.38%, 11/15/2029	250,000	246,584
		15,209,520

Diversified Telecommunication - 0.3%
Univision Communications, Inc., 4.50%, 05/01/2029 (b)	925,000	881,121

Electric Utilities - 2.6%
American Electric Power Co., Inc., 3.88% to 02/15/2027 then 5 yr. CMT Rate + 2.68%, 02/15/2062	3,400,000	3,389,354

Duke Energy Corp.
6.45% to 09/01/2034 then 5 yr. CMT Rate + 2.59%, 09/01/2054	325,000	332,714
3.25% to 01/15/2027 then 5 yr. CMT Rate + 2.32%, 01/15/2082	2,911,000	2,886,680
Southern Co., 3.75% to 09/15/2026 then 5 yr. CMT Rate + 2.92%, 09/15/2051	1,250,000	1,249,277
		7,858,025

Hotels, Restaurants & Leisure - 4.4%
Aramark Services, Inc., 5.00%, 02/01/2028 (b)	1,650,000	1,649,167
Boyd Gaming Corp., 4.75%, 12/01/2027	577,000	575,617
Brightstar Lottery PLC, 5.25%, 01/15/2029 (b)	2,130,000	2,113,539
Carnival Corp. Ltd., 4.00%, 08/01/2028 (b)	1,000,000	979,539
Light & Wonder International, Inc.
7.25%, 11/15/2029 (b)	1,997,000	2,032,714
7.50%, 09/01/2031 (b)	1,925,000	1,997,346
6.25%, 10/01/2033 (b)	200,000	199,340
NCL Corp. Ltd., 5.88%, 01/15/2031 (b)	1,500,000	1,439,550
Penn Entertainment, Inc., 6.75%, 04/01/2031 (b)	2,300,000	2,309,382
		13,296,194

Industrial Conglomerates - 0.9%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.38%, 02/01/2029	3,132,000	2,668,757

Life Sciences Tools & Services - 0.3%
Charles River Laboratories International, Inc., 4.25%, 05/01/2028 (b)	813,000	804,567

Multi-Utilities - 3.6%
CenterPoint Energy, Inc., 7.00% to 02/15/2030 then 5 yr. CMT Rate + 3.25%, 02/15/2055	1,185,000	1,225,066
CMS Energy Corp., 4.75% to 06/01/2030 then 5 yr. CMT Rate + 4.12%, 06/01/2050	1,000,000	972,498
Electricite de France SA, 9.13% to 06/15/2033 then 5 yr. CMT Rate + 5.41%, Perpetual (b)	6,000,000	6,889,374
Sempra, 4.13% (5 yr. CMT Rate + 2.87%), 04/01/2052	1,800,000	1,787,507
		10,874,445

Oil, Gas & Consumable Fuels - 2.1%
Enbridge, Inc.
5.50% to 07/15/2027 then 3 mo. Term SOFR + 3.68%, 07/15/2077	2,160,000	2,160,764
6.25% to 03/01/2028 then 3 mo. Term SOFR + 3.90%, 03/01/2078	980,000	981,838
Energy Transfer LP, 6.63% to 02/15/2028 then 3 mo. Term SOFR + 4.42%, Perpetual	2,746,000	2,767,339
Enterprise Products Operating LLC, 5.25% to 08/16/2027 then 3 mo. Term SOFR + 3.29%, 08/16/2077	425,000	423,686
		6,333,627

Passenger Airlines - 0.9%
American Airlines 2025-1 Class B Pass Through Trust, 5.65%, 11/11/2034	2,750,000	2,695,107

Pharmaceuticals - 1.0%
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	647,000	646,433
4.75%, 05/09/2027	1,800,000	1,798,594
6.75%, 03/01/2028	500,000	511,171
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/01/2030	250,000	254,086
		3,210,284

Specialized REITs - 0.5%
GLP Capital LP / GLP Financing II, Inc., 4.00%, 01/15/2031	600,000	561,681
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc., 5.75%, 02/01/2027	166,000	166,276
VICI Properties LP / VICI Note Co., Inc., 4.13%, 08/15/2030 (b)	725,000	688,874
		1,416,831

Trading Companies & Distributors - 3.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50% to 01/31/2031 then 5 yr. CMT Rate + 2.44%, 01/31/2056	1,450,000	1,460,437
ILFC E-Capital Trust I, 6.48%, 12/21/2065 (b)(c)	2,100,000	1,844,010
Sumisho Air Lease Corp.
8.26% to 06/15/2031 then 5 yr. CMT Rate + 4.08%, Perpetual	2,436,000	2,451,310
4.13% to 12/15/2026 then 5 yr. CMT Rate + 3.15%, Perpetual	2,648,000	2,628,792
6.00% to 12/15/2029 then 5 yr. CMT Rate + 2.56%, Perpetual	880,000	854,813
		9,239,362
TOTAL CORPORATE BONDS (Cost $181,059,811)		181,827,689

BANK LOANS - 19.3%	Par	Value
Aerospace & Defense - 1.0%
TransDigm, Inc., First Lien, 5.98% (3 mo. Term SOFR + 2.25%), 03/22/2030	3,000,000	3,010,200

Commercial Services & Supplies - 1.6%
Asplundh Tree Expert LLC, First Lien, 5.48% (1 mo. Term SOFR + 1.75%), 05/31/2033	2,922,857	2,926,818
Garda World Security Corp., First Lien, 6.51% (3 mo. Term SOFR + 2.75%), 02/01/2029	1,989,957	1,992,862
		4,919,680

Construction Materials - 0.7%
Quikrete Holdings, Inc., First Lien, 5.98% (1 mo. Term SOFR + 2.25%), 04/14/2031	2,000,000	2,005,480

Containers & Packaging - 0.7%
Graham Packaging Co., Inc., First Lien, 5.98% (1 mo. Term SOFR + 2.25%), 01/26/2033	2,250,000	2,258,111

Hotels, Restaurants & Leisure - 9.8%
1011778 BC ULC, First Lien, 5.39% (1 mo. Term SOFR + 1.75%), 09/23/2030	2,885,317	2,892,011
Aramark Services, Inc. First Lien
5.48% (1 mo. Term SOFR + 1.75%), 04/06/2028	756,815	759,086
5.48% (1 mo. Term SOFR + 1.75%), 06/24/2030	1,401,895	1,407,740
Caesars Entertainment, Inc., First Lien, 5.98% (1 mo. Term SOFR + 2.25%), 02/06/2031	5,244,292	5,068,399
Hilton Domestic Operating Co., Inc., First Lien, 5.47% (1 mo. Term SOFR + 1.75%), 11/08/2030	1,500,000	1,505,625
Light & Wonder International, Inc., 5.67% (1 mo. Term SOFR + 2.00%), 04/16/2029	980,731	983,183
Penn Entertainment, Inc., 5.73% (1 mo. Term SOFR + 2.75%), 05/03/2029	5,555,515	5,555,987
Pioneer Opco LLC, First Lien, 7.00% (1 mo. Term SOFR + 3.25%), 05/16/2033	2,500,000	2,521,487
Six Flags Entertainment Corp., First Lien, 5.73% (1 mo. Term SOFR + 2.00%), 05/01/2031	3,982,329	3,962,418
Station Casinos LLC, 5.73% (1 mo. Term SOFR + 2.25%), 03/14/2031	5,000,000	5,017,325
		29,673,261

Leisure Products - 1.3%
Great Outdoors Group LLC, First Lien, 6.98% (1 mo. Term SOFR + 3.25%), 01/23/2032	3,922,792	3,947,663

Oil, Gas & Consumable Fuels - 0.7%
ITT Holdings LLC, First Lien, 5.71% (1 mo. Term SOFR + 1.98%), 10/11/2030	2,000,000	1,998,750

Passenger Airlines - 2.8%
AAdvantage Loyalty IP Ltd., First Lien, 5.93% (3 mo. Term SOFR + 2.25%), 04/20/2028	3,385,351	3,389,820
Air Canada, 5.41% (1 mo. Term SOFR + 2.00%), 03/21/2031	3,452,488	3,453,782
United Airlines, Inc., First Lien, 5.48% (1 mo. Term SOFR + 1.75%), 02/24/2031	1,640,628	1,642,474
		8,486,076

Semiconductors & Semiconductor Equipment - 0.2%
MKS, Inc., First Lien, 5.42% (1 mo. Term SOFR + 1.75%), 02/04/2033	534,379	537,184

Specialized REITs - 0.5%

CBS Outdoor 9/25 T/L B, 5.49%, 09/17/2032	1,500,000	1,504,065
TOTAL BANK LOANS (Cost $58,487,395)		58,340,470

COLLATERALIZED LOAN OBLIGATIONS - 13.3%	Par	Value
AGL CLO Ltd.
Series 2020-3A, Class CR, 5.55% (3 mo. Term SOFR + 1.80%), 04/15/2038 (b)	1,500,000	1,500,838
Series 2020-6A, Class D1R2, 7.03% (3 mo. Term SOFR + 3.30%), 04/20/2038 (b)	1,500,000	1,441,423
Aimco CDO
Series 2017-AA, Class D1R2, 6.13% (3 mo. Term SOFR + 2.40%), 01/20/2038 (b)	2,000,000	1,993,856
Series 2021-14A, Class CR, 5.43% (3 mo. Term SOFR + 1.70%), 10/20/2038 (b)	2,000,000	2,004,960
Allegro CLO Ltd., Series 2022-1A, Class D1AR, 6.73% (3 mo. Term SOFR + 3.00%), 04/20/2038 (b)	1,500,000	1,468,865
CBAMR Ltd., Series 2021-14A, Class D1R, 6.68% (3 mo. Term SOFR + 2.95%), 10/20/2038 (b)	3,000,000	3,008,904
Dryden Senior Loan Fund
Series 2018-55A, Class D, 6.86% (3 mo. Term SOFR + 3.11%), 04/15/2031 (b)	1,600,000	1,611,130
Series 2022-109A, Class BR, 5.32% (3 mo. Term SOFR + 1.57%), 04/15/2038 (b)	1,500,000	1,502,999
ICG US CLO Ltd., Series 2021-3A, Class CR, 5.83% (3 mo. Term SOFR + 2.10%), 10/20/2034 (b)	1,000,000	1,000,452
KKR CLO Trust, Series 27A, Class D1R2, 6.65% (3 mo. Term SOFR + 2.90%), 01/15/2035 (b)	2,000,000	1,970,866
Madison Park Funding Ltd., Series 2020-45A, Class CRR, 5.65% (3 mo. Term SOFR + 1.90%), 07/15/2034 (b)	1,500,000	1,500,569
Navesink CLO Ltd., Series 2025-3A, Class CR, 5.39% (3 mo. Term SOFR + 1.70%), 07/15/2037 (b)	2,000,000	2,000,000
Neuberger Berman CLO Ltd., Series 2020-39A, Class DR2, 6.98% (3 mo. Term SOFR + 3.25%), 04/20/2038 (b)	3,250,000	3,179,637
Oaktree CLO Ltd.
Series 2020-1A, Class CRR, 5.50% (3 mo. Term SOFR + 1.75%), 01/15/2038 (b)	2,000,000	2,002,246
Series 2023-2A, Class D1R, 6.78% (3 mo. Term SOFR + 3.05%), 07/20/2038 (b)	1,000,000	1,006,371
Series 2025-29A, Class C, 5.60% (3 mo. Term SOFR + 1.85%), 04/15/2038 (b)	2,000,000	2,001,086
Octagon Investment Partners Ltd., Series 2017-1A, Class A2R3, 5.35% (3 mo. Term SOFR + 1.60%), 10/31/2037 (b)	1,000,000	1,002,554
OZLM Ltd., Series 2019-24A, Class C2, 8.25% (3 mo. Term SOFR + 4.52%), 07/20/2032 (b)	2,150,000	2,157,237
RR Ltd., Series 2025-37A, Class C2, 7.45% (3 mo. Term SOFR + 3.70%), 04/15/2038 (b)	2,988,873	2,935,288
TCW ClO 2017-1 LLC, Series 2017-1A, Class AJR4, 5.28% (3 mo. Term SOFR + 1.50%), 03/24/2038 (b)	1,000,000	1,000,340
Trimaran CAVU LLC, Series 2019-1A, Class CR, 5.68% (3 mo. Term SOFR + 1.95%), 01/20/2037 (b)	2,000,000	2,003,692
Wind River CLO Ltd., Series 2021-3A, Class D1AR, 6.73% (3 mo. Term SOFR + 3.00%), 04/20/2038 (b)	2,000,000	2,001,052
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $40,630,703)		40,294,365

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.0%	Par	Value
Countrywide Alternative Loan Trust, Series 2007-J1, Class 3A2, 4.20%, 11/25/2036 (d)	37,062	34,513
Federal Home Loan Mortgage Corp.
Series 221, Class IO, 7.00%, 03/15/2032 (e)	53,750	6,818
Series 2367, Class SG, 4.13% (-1 x 30 day avg SOFR US + 7.77%), 06/15/2031 (e)(f)	40,671	3,030
Series 238, Class 8, 5.00%, 04/15/2036 (e)	170,044	25,534
Series 239, Class IO, 6.00%, 08/15/2036 (e)	33,783	6,137
Series 240, Class IO, 5.50%, 07/15/2036 (e)	190,354	33,607
Series 244, Class IO, 5.50%, 12/15/2036 (e)	467,643	68,707
Series 2444, Class TI, 6.50%, 05/15/2032 (e)(g)	40,657	4,304
Series 2463, Class SB, 4.25% (-1 x 30 day avg SOFR US + 7.89%), 06/15/2032 (e)(f)	111,688	8,415
Series 247, Class 24, 5.00%, 09/15/2036 (e)	268,760	39,035
Series 2524, Class SX, 4.15% (-1 x 30 day avg SOFR US + 7.79%), 11/15/2032 (e)(f)	16,266	1,241
Series 2616, Class SC, 4.25% (-1 x 30 day avg SOFR US + 7.89%), 12/15/2032 (e)(f)	27,072	1,889
Series 2802, Class SI, 2.25% (-1 x 30 day avg SOFR US + 5.89%), 05/15/2034 (e)(f)	343,127	18,287
Series 2950, Class SN, 2.30% (-1 x 30 day avg SOFR US + 5.94%), 03/15/2035 (e)(f)	163,289	5,834
Series 2980, Class SL, 2.95% (-1 x 30 day avg SOFR US + 6.59%), 11/15/2034 (e)(f)	156,541	11,469
Series 303, Class 105, 3.55%, 01/15/2043 (e)(g)	237,092	30,433
Series 3055, Class MS, 2.85% (-1 x 30 day avg SOFR US + 6.49%), 10/15/2035 (e)(f)	452,580	40,110
Series 3117, Class JS, 2.95% (-1 x 30 day avg SOFR US + 6.59%), 02/15/2036 (e)(f)	32,999	2,630
Series 3149, Class SM, 2.90% (-1 x 30 day avg SOFR US + 6.54%), 05/15/2036 (e)(f)	127,062	8,995
Series 3239, Class SI, 2.90% (-1 x 30 day avg SOFR US + 6.54%), 11/15/2036 (e)(f)	61,719	5,489
Series 324, Class C17, 3.50%, 12/15/2033 (e)	1,961,130	146,120
Series 324, Class C24, 5.00%, 12/15/2043 (e)	856,628	168,480
Series 3303, Class SG, 2.35% (-1 x 30 day avg SOFR US + 5.99%), 04/15/2037 (e)(f)	136,973	8,209
Series 3355, Class BI, 2.30% (-1 x 30 day avg SOFR US + 5.94%), 08/15/2037 (e)(f)	137,336	9,253
Series 3368, Class AI, 2.28% (-1 x 30 day avg SOFR US + 5.92%), 09/15/2037 (e)(f)	128,309	7,080

Series 3572, Class VS, 2.98% (-1 x 30 day avg SOFR US + 6.62%), 09/15/2039 (e)(f)	102,043	9,193
Series 365, Class 121, 4.03%, 10/15/2047 (e)(g)	483,146	65,307
Series 365, Class C10, 3.50%, 06/15/2049 (e)	473,994	89,846
Series 3652, Class CS, 2.80% (-1 x 30 day avg SOFR US + 6.44%), 03/15/2040 (e)(f)	1,353,024	132,603
Series 367, Class 116, 3.34%, 06/15/2050 (e)(g)	782,090	110,976
Series 3758, Class S, 2.28% (-1 x 30 day avg SOFR US + 5.92%), 11/15/2040 (e)(f)	111,553	7,178
Series 3935, Class SH, 2.85% (-1 x 30 day avg SOFR US + 6.49%), 12/15/2040 (e)(f)	58,959	263
Series 4091, Class TS, 2.80% (-1 x 30 day avg SOFR US + 6.44%), 08/15/2042 (e)(f)	100,951	11,861
Series 4139, Class PO, 0.00%, 08/15/2042 (h)	102,250	68,470
Series 4291, Class MS, 2.15% (-1 x 30 day avg SOFR US + 5.79%), 01/15/2054 (e)(f)	183,025	14,591
Series 4340, Class TI, 5.50%, 07/15/2039 (e)	40,289	837
Series 4451, Class DI, 3.50%, 10/15/2039 (e)	55,852	696
Series 4456, Class IA, 4.00%, 03/15/2045 (e)	148,207	22,472
Series 4471, Class JI, 4.50%, 09/15/2043 (e)	286,706	55,809
Series 4583, Class ST, 2.25% (-1 x 30 day avg SOFR US + 5.89%), 05/15/2046 (e)(f)	175,899	14,296
Series 4583, Class TI, 0.10% (-1 x 30 day avg SOFR US + 5.99%), 05/15/2046 (e)(f)	4,962,546	9,544
Series 4618, Class SA, 2.25% (-1 x 30 day avg SOFR US + 5.89%), 09/15/2046 (e)(f)	295,705	26,215
Series 4995, Class KI, 5.50%, 12/25/2043 (e)	744,634	105,782
Series 5007, Class SK, 2.34% (-1 x 30 day avg SOFR US + 5.99%), 08/25/2050 (e)(f)	578,774	58,877
Series 5086, Class HI, 4.50%, 03/25/2051 (e)	696,063	144,286
Series 5112, Class IB, 6.50%, 05/15/2032 (e)	434,660	42,211
Series 5136, Class IJ, 2.50%, 02/25/2051 (e)	434,947	49,855
Series 5174, Class NI, 3.50%, 12/25/2051 (e)	798,157	133,398
Federal National Mortgage Association
Series 2001-32, Class SA, 4.19% (-1 x 30 day avg SOFR US + 7.84%), 07/25/2031 (e)(f)	21,972	913
Series 2003-43, Class IY, 6.00%, 05/25/2033 (e)	65,373	7,816
Series 2003-7, Class SN, 3.99% (-1 x 30 day avg SOFR US + 7.64%), 02/25/2033 (e)(f)	232,538	24,338
Series 2004-62, Class TP, 5.50% (-6 x 30 day avg SOFR US + 37.87%), 07/25/2033 (e)(f)	115,126	11,585
Series 2004-70, Class XJ, 5.00%, 10/25/2034 (e)(g)	147,894	17,631
Series 2004-91, Class DS, 2.89% (-1 x 30 day avg SOFR US + 6.54%), 12/25/2034 (e)(f)	110,094	8,313
Series 2005-87, Class SE, 2.29% (-1 x 30 day avg SOFR US + 5.94%), 10/25/2035 (e)(f)	37,193	2,272
Series 2005-89, Class S, 2.94% (-1 x 30 day avg SOFR US + 6.59%), 10/25/2035 (e)(f)	57,470	3,823
Series 2006-101, Class SA, 2.82% (-1 x 30 day avg SOFR US + 6.47%), 10/25/2036 (e)(f)	69,976	7,045
Series 2006-116, Class S, 2.84% (-1 x 30 day avg SOFR US + 6.49%), 12/25/2036 (e)(f)	79,191	5,879
Series 2006-125, Class SM, 3.44% (-1 x 30 day avg SOFR US + 7.09%), 01/25/2037 (e)(f)	32,581	2,953
Series 2006-8, Class HL, 2.94% (-1 x 30 day avg SOFR US + 6.59%), 03/25/2036 (e)(f)	24,411	2,029
Series 2006-8, Class WN, 2.94% (-1 x 30 day avg SOFR US + 6.59%), 03/25/2036 (e)(f)	12,453	918
Series 2007-106, Class SN, 2.65% (-1 x 30 day avg SOFR US + 6.30%), 11/25/2037 (e)(f)	57,270	4,211
Series 2007-109, Class DI, 2.64% (-1 x 30 day avg SOFR US + 6.29%), 12/25/2037 (e)(f)	125,886	11,832
Series 2007-117, Class SM, 2.54% (-1 x 30 day avg SOFR US + 6.19%), 01/25/2038 (e)(f)	189,958	13,405
Series 2007-18, Class BF, 4.14% (30 day avg SOFR US + 0.49%), 04/25/2036 (e)	850,068	78,392
Series 2007-28, Class CF, 4.15% (30 day avg SOFR US + 0.50%), 07/25/2036 (e)	868,040	95,940
Series 2007-28, Class LS, 2.87% (-1 x 30 day avg SOFR US + 6.51%), 01/25/2036 (e)(f)	97,615	8,515
Series 2007-36, Class SN, 3.01% (-1 x 30 day avg SOFR US + 6.66%), 04/25/2037 (e)(f)	127,586	10,034
Series 2007-55, Class S, 3.00% (-1 x 30 day avg SOFR US + 6.65%), 06/25/2037 (e)(f)	440,071	9,691
Series 2007-66, Class AS, 2.84% (-1 x 30 day avg SOFR US + 6.49%), 07/25/2037 (e)(f)	53,636	3,836
Series 2007-72, Class EK, 2.64% (-1 x 30 day avg SOFR US + 6.29%), 07/25/2037 (e)(f)	59,571	4,787
Series 2007-88, Class MI, 2.76% (-1 x 30 day avg SOFR US + 6.41%), 09/25/2037 (e)(f)	367,238	20,561
Series 2008-58, Class SE, 2.24% (-1 x 30 day avg SOFR US + 5.89%), 07/25/2038 (e)(f)	1,124,558	82,220
Series 2009-112, Class ST, 2.49% (-1 x 30 day avg SOFR US + 6.14%), 01/25/2040 (e)(f)	64,231	5,010
Series 2009-66, Class SH, 2.29% (-1 x 30 day avg SOFR US + 5.94%), 09/25/2039 (e)(f)	167,465	6,945
Series 2010-126, Class UI, 5.50%, 10/25/2040 (e)	45,930	3,710
Series 2010-130, Class HI, 6.00%, 11/25/2040 (e)	178,105	32,133
Series 2010-139, Class SA, 2.27% (-1 x 30 day avg SOFR US + 5.92%), 12/25/2040 (e)(f)	246,987	20,617
Series 2010-89, Class AI, 0.15% (-1 x 30 day avg SOFR US + 6.34%), 02/25/2038 (e)(f)	3,252,754	10,490
Series 2011-11, Class PI, 4.00%, 03/25/2041 (e)	53,206	5,557
Series 2011-122, Class DS, 2.76% (-1 x 30 day avg SOFR US + 6.41%), 12/25/2041 (e)(f)	1,016,544	94,236
Series 2011-96, Class SA, 2.79% (-1 x 30 day avg SOFR US + 6.44%), 10/25/2041 (e)(f)	205,525	12,140
Series 2012-103, Class TI, 5.00%, 09/25/2042 (e)	942,954	143,638
Series 2012-30, Class CI, 5.00%, 10/25/2041 (e)	1,153,620	98,768

Series 2012-68, Class NS, 2.94% (-1 x 30 day avg SOFR US + 6.59%), 03/25/2042 (e)(f)	212,084	5,880
Series 2012-89, Class SA, 1.79% (-1 x 30 day avg SOFR US + 5.44%), 08/25/2042 (e)(f)	506,950	31,198
Series 2013-103, Class JS, 2.24% (-1 x 30 day avg SOFR US + 5.89%), 10/25/2043 (e)(f)	199,612	14,210
Series 2014-38, Class QI, 5.50%, 12/25/2043 (e)	209,795	28,340
Series 2014-68, Class IB, 4.50%, 02/25/2043 (e)	55,636	5,357
Series 2014-87, Class MS, 2.49% (-1 x 30 day avg SOFR US + 6.14%), 01/25/2045 (e)(f)	686,591	54,790
Series 2015-33, Class OI, 5.00%, 06/25/2045 (e)	132,545	13,396
Series 2016-39, Class LS, 2.24% (-1 x 30 day avg SOFR US + 5.89%), 07/25/2046 (e)(f)	307,191	26,589
Series 2017-108, Class SA, 2.39% (-1 x 30 day avg SOFR US + 6.04%), 01/25/2048 (e)(f)	753,136	68,196
Series 2017-87, Class KI, 5.00%, 06/25/2041 (e)	147,153	17,276
Series 2017-97, Class SW, 2.44% (-1 x 30 day avg SOFR US + 6.09%), 12/25/2047 (e)(f)	1,039,014	93,278
Series 2018-54, Class SA, 2.49% (-1 x 30 day avg SOFR US + 6.14%), 08/25/2048 (e)(f)	1,897,555	135,528
Series 2018-58, Class IO, 5.50%, 08/25/2048 (e)	290,202	38,513
Series 2018-74, Class MI, 4.50%, 10/25/2048 (e)	86,094	16,733
Series 2019-41, Class SB, 2.29% (-1 x 30 day avg SOFR US + 5.94%), 08/25/2049 (e)(f)	314,044	28,120
Series 2020-10, Class S, 2.29% (-1 x 30 day avg SOFR US + 5.94%), 05/25/2059 (e)(f)	867,060	76,232
Series 291, Class 2, 8.00%, 11/25/2027 (e)	10,964	258
Series 343, Class 6, 5.00%, 10/25/2033 (e)	46,791	4,433
Series 346, Class 2, 5.50%, 12/25/2033 (e)	57,751	7,616
Series 355, Class 12, 6.00%, 07/25/2034 (e)(g)	37,138	3,981
Series 364, Class 2, 4.50%, 09/25/2035 (e)	197,498	23,419
Series 365, Class 4, 5.00%, 04/25/2036 (e)	328,987	45,154
Series 370, Class 2, 6.00%, 06/25/2036 (e)	52,688	10,216
Series 371, Class 2, 6.50%, 07/25/2036 (e)	349,002	65,979
Series 377, Class 2, 5.00%, 10/25/2036 (e)	88,848	13,991
Series 378, Class 4, 5.00%, 07/25/2036 (e)	470,438	74,430
Series 383, Class 20, 5.50%, 07/25/2037 (e)	56,084	8,380
Series 384, Class 28, 6.00%, 05/25/2036 (e)(g)	89,484	13,527
Series 385, Class 3, 5.00%, 01/25/2038 (e)	280,204	40,623
Series 395, Class 7, 5.50%, 11/25/2039 (e)	1,071,193	188,881
Series 396, Class 2, 4.50%, 06/25/2039 (e)	169,394	22,953
Series 398, Class C9, 6.00%, 05/25/2039 (e)	574,512	146,100
Series 399, Class 2, 5.50%, 11/25/2039 (e)	238,611	46,390
Series 407, Class 40, 6.00%, 01/25/2038 (e)	303,344	55,914
Series 408, Class C4, 5.50%, 11/25/2040 (e)	669,104	112,411
Series 409, Class C18, 4.00%, 04/25/2042 (e)	263,297	46,776
Government National Mortgage Association
Series 2004-106, Class HW, 8.73% (-5 x 1 mo. Term SOFR + 26.93%), 12/16/2034 (f)	16,015	16,946
Series 2004-46, Class S, 3.33% (-1 x 1 mo. Term SOFR + 6.99%), 06/20/2034 (e)(f)	230,548	1,629
Series 2007-40, Class SW, 0.41% (-1 x 1 mo. Term SOFR + 4.07%), 07/20/2037 (e)(f)	78,518	59
Series 2008-15, Class CI, 2.72% (-1 x 1 mo. Term SOFR + 6.38%), 02/20/2038 (e)(f)	736,677	3,977
Series 2008-2, Class SM, 2.75% (-1 x 1 mo. Term SOFR + 6.39%), 01/16/2038 (e)(f)	93,181	3,729
Series 2008-27, Class SI, 2.70% (-1 x 1 mo. Term SOFR + 6.36%), 03/20/2038 (e)(f)	88,927	499
Series 2008-36, Class SB, 2.50% (-1 x 1 mo. Term SOFR + 6.16%), 04/20/2038 (e)(f)	73,725	394
Series 2008-51, Class SC, 2.48% (-1 x 1 mo. Term SOFR + 6.14%), 06/20/2038 (e)(f)	89,591	4,515
Series 2008-51, Class SE, 2.50% (-1 x 1 mo. Term SOFR + 6.14%), 06/16/2038 (e)(f)	109,422	5,619
Series 2008-6, Class SD, 2.69% (-1 x 1 mo. Term SOFR + 6.35%), 02/20/2038 (e)(f)	55,872	319
Series 2008-95, Class DS, 3.53% (-1 x 1 mo. Term SOFR + 7.19%), 12/20/2038 (e)(f)	44,115	332
Series 2009-43, Class SA, 2.18% (-1 x 1 mo. Term SOFR + 5.84%), 06/20/2039 (e)(f)	75,410	2,157
Series 2010-113, Class BS, 2.23% (-1 x 1 mo. Term SOFR + 5.89%), 09/20/2040 (e)(f)	53,110	4,835
Series 2010-133, Class SB, 2.27% (-1 x 1 mo. Term SOFR + 5.91%), 10/16/2040 (e)(f)	810,144	77,070
Series 2010-152, Class SA, 2.30% (-1 x 1 mo. Term SOFR + 5.94%), 11/16/2040 (e)(f)	92,419	7,606
Series 2011-148, Class SN, 2.94% (-1 x 1 mo. Term SOFR + 6.58%), 11/16/2041 (e)(f)	229,787	23,652
Series 2012-126, Class IO, 3.50%, 10/20/2042 (e)	645,427	86,065
Series 2012-69, Class QI, 4.00%, 03/16/2041 (e)	90,708	8,362
Series 2012-77, Class DI, 4.00%, 01/20/2041 (e)	97,758	1,916
Series 2013-170, Class ID, 2.95%, 02/20/2040 (e)(g)	274,587	18,151
Series 2013-181, Class SA, 2.33% (-1 x 1 mo. Term SOFR + 5.99%), 11/20/2043 (e)(f)	65,753	5,245
Series 2013-4, Class ID, 5.50%, 05/16/2042 (e)	800,237	136,255
Series 2013-5, Class BI, 3.50%, 01/20/2043 (e)	89,833	13,785

Series 2013-53, Class OI, 3.50%, 04/20/2043 (e)	100,364		13,034
Series 2014-146, Class EI, 5.00%, 10/20/2044 (e)	1,052,237		210,924
Series 2014-58, Class SA, 2.33% (-1 x 1 mo. Term SOFR + 5.99%), 04/20/2044 (e)(f)	140,008		11,962
Series 2014-91, Class SB, 1.85% (-1 x 1 mo. Term SOFR + 5.49%), 06/16/2044 (e)(f)	237,934		12,290
Series 2015-144, Class SA, 2.43% (-1 x 1 mo. Term SOFR + 6.09%), 10/20/2045 (e)(f)	403,438		38,433
Series 2015-179, Class BI, 4.00%, 08/20/2043 (e)	453,999		20,374
Series 2015-36, Class MI, 5.50%, 03/20/2045 (e)	202,279		31,814
Series 2015-64, Class SG, 1.83% (-1 x 1 mo. Term SOFR + 5.49%), 05/20/2045 (e)(f)	350,862		21,957
Series 2016-121, Class JS, 2.33% (-1 x 1 mo. Term SOFR + 5.99%), 09/20/2046 (e)(f)	734,483		76,555
Series 2016-145, Class UI, 3.50%, 10/20/2046 (e)	149,879		25,156
Series 2016-27, Class IA, 4.00%, 06/20/2045 (e)	53,770		6,915
Series 2016-4, Class SM, 1.88% (-1 x 1 mo. Term SOFR + 5.54%), 01/20/2046 (e)(f)	340,662		19,839
Series 2016-81, Class IM, 4.00%, 10/20/2044 (e)	38,749		1,571
Series 2016-84, Class IG, 4.50%, 11/16/2045 (e)	234,001		43,866
Series 2016-9, Class SA, 2.33% (-1 x 1 mo. Term SOFR + 5.99%), 01/20/2046 (e)(f)	148,706		13,632
Series 2017-56, Class IE, 4.00%, 11/20/2044 (e)	704,432		48,165
Series 2017-68, Class CI, 5.50%, 05/16/2047 (e)	127,769		22,450
Series 2017-99, Class DI, 4.00%, 07/20/2045 (e)	114,122		3,186
Series 2018-120, Class JI, 5.50%, 09/20/2048 (e)	132,147		18,784
Series 2018-154, Class IT, 5.50%, 10/20/2048 (e)	204,395		36,789
Series 2018-8, Class IO, 4.00%, 01/20/2048 (e)	245,811		53,463
Series 2019-22, Class SA, 1.83% (-1 x 1 mo. Term SOFR + 5.49%), 02/20/2045 (e)(f)	408,591		24,770
Series 2019-6, Class SA, 2.28% (-1 x 1 mo. Term SOFR + 5.94%), 01/20/2049 (e)(f)	378,877		32,874
Series 2019-H16, Class CI, 1.95%, 10/20/2069 (e)(g)	1,076,698		42,365
Series 2020-167, Class NS, 2.53% (-1 x 1 mo. Term SOFR + 6.19%), 11/20/2050 (e)(f)	510,604		55,092
Series 2020-47, Class MI, 3.50%, 04/20/2050 (e)	1,095,209		210,414
Series 2020-86, Class TK, 0.15% (-1 x 1 mo. Term SOFR + 6.09%), 08/20/2048 (e)(f)	14,704,441		72,155
Series 2021-78, Class QI, 5.00%, 05/20/2034 (e)	346,081		11,292
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,141,793)			5,930,674

MORTGAGE-BACKED SECURITIES - 0.0% (i)	Par		Value
BCAP LLC Trust, Series 2007-AA2, Class 21IO, 0.41%, 04/25/2037 (e)(g)	1,624,127		27,906
TOTAL MORTGAGE-BACKED SECURITIES (Cost $0)			27,906

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 8.9%	Par		Value
3.59%, 09/01/2026 (j)	1,468,000		1,468,000
3.58%, 09/08/2026 (j)	6,480,000		6,475,498
3.58%, 09/15/2026 (j)	4,819,000		4,812,301
3.59%, 09/22/2026 (j)	2,556,000		2,550,665
3.59%, 09/29/2026 (j)	44,000		43,873
3.75%, 11/12/2026 (j)	10,055,507		9,980,493
3.89%, 06/10/2027 (j)	1,500,000		1,454,322
TOTAL U.S. TREASURY BILLS (Cost $26,787,647)			26,785,152

TOTAL INVESTMENTS - 103.6% (Cost $316,107,349)			313,206,256
Liabilities in Excess of Other Assets - (3.6)%		(0.03616)	(10,929,716)
TOTAL NET ASSETS - 100.0%			$ 302,276,540

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities total $92,550,333 or 30.6% of the Fund’s net assets.

(c)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of August 31, 2026.

(d)	Step coupon bond. The rate disclosed is as of August 31, 2026.
(e)	Interest only security.
(f)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(g)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of August 31, 2026.

(h)	Principal only security.
(i)	Represents less than 0.05% of net assets.
(j)	The rate shown is the annualized yield as of August 31, 2026.

Anfield Universal Fixed Income ETF
Schedule of Futures Contracts
August 31, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	105	12/21/2026	$ 11,303,906	$ (101,300)
U.S. Treasury 5 Year Note	80	12/31/2026	8,456,250	(54,010)
U.S. Treasury Long Bonds	120	12/21/2026	13,035,000	(131,534)
Net Unrealized Appreciation (Depreciation)		$ –	$ –	$ (286,844)

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Anfield Universal Fixed Income ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$ –	$ 181,827,689	$ –	$ 181,827,689
Bank Loans	–	58,340,470	–	58,340,470
Collateralized Loan Obligations	–	40,294,365	–	40,294,365
Collateralized Mortgage Obligations	–	5,930,674	–	5,930,674
Mortgage-Backed Securities	–	27,906	–	27,906
U.S. Treasury Bills	–	26,785,152	–	26,785,152
Total Investments	$ –	$ 313,206,256	$ –	$ 313,206,256

Liabilities:
Other Financial Instruments:
Futures Contracts *	$ (286,844)	$ –	$ –	$ (286,844)
Total Other Financial Instruments	$ (286,844)	$ –	$ –	$ (286,844)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of August 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.